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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06537

Invesco Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta,  Georgia 30309

(Address of principal executive offices)      (Zip code)

Colin Meadows   1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411119

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Trust for Investment Grade New York Municipals
Effective December 3, 2012, Invesco Van Kampen Trust for Investment Grade New York Municipals was renamed Invesco Trust for Investment Grade New York Municipals.
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us VK-CE-IGNYM-QTR-1 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–154.94%

New York–142.15%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	$1,000	$1,162,060
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	586,780
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	2,360	2,866,786
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	3,700	4,612,790
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	8,315	3,103,324
Series 2009, PILOT RB	6.25%	07/15/40	1,025	1,204,877
Series 2009, PILOT RB	6.38%	07/15/43	1,025	1,211,489
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	650	766,454
Series 2012, RB	5.00%	08/01/42	1,250	1,452,175
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. - Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	2,990	3,412,038
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	920	898,454
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	2,400	2,439,480
Erie (County of) Industrial Development Agency (City of Buffalo School District);
Series 2011 A, School Facility RB (c)	5.25%	05/01/28	2,500	3,030,650
Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,710	3,264,629
Series 2011 A, School Facility RB (c)	5.25%	05/01/31	1,000	1,200,460
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	2,650	2,753,800
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	3,115	3,616,328
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	3,160	3,844,930
Long Island Power Authority;
Series 2006 E, Electric System General RB	5.00%	12/01/17	1,975	2,286,319
Series 2009 A, Electric System General RB	5.75%	04/01/39	635	783,050
Series 2009 A, Electric System General RB	6.25%	04/01/33	1,860	2,383,255
Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB (e)(f)	5.00%	07/01/13	1,000	1,028,130
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility RB (INS-CIFG) (a)	5.00%	06/01/28	1,000	1,034,580
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	5.50%	02/01/32	1,000	1,039,680
Metropolitan Transportation Authority;
Series 2005 B, RB (INS-BHAC) (a)(c)	5.00%	11/15/31	10,000	11,146,000
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	500	577,130
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	1,535	1,880,789
Series 2012 D, Ref. RB	5.00%	11/15/32	315	375,310
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/32	1,360	1,640,446
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	880	1,002,329
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	2,030	2,364,483
Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS-SGI) (a)	5.00%	07/01/34	1,000	1,017,420
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	4,000	2,625,520
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	2,070	2,415,442
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	2,250	2,492,797
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	934,770

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	$2,000	$2,000,920
Series 1997 6, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/25	2,500	2,500,900
Series 2010, Special Obligation RB	6.00%	12/01/42	1,930	2,308,878
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(d)	5.00%	11/01/25	10,000	11,229,900
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	10,000	11,470,000
New York (City of) Industrial Development Agency (American Civil Liberties Union Foundation, Inc.) Series 2005 VRD Ref. & Improvement Civic Facility RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.16%	06/01/35	2,305	2,305,000
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	3,985	4,087,773
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/21	2,445	2,938,963
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	3,700	4,014,389
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(g)	5.50%	01/01/19	3,710	4,078,514
Series 2005, Special Facility RB (d)(g)	5.50%	01/01/20	3,000	3,288,570
Series 2005, Special Facility RB (d)(g)	5.50%	01/01/21	4,000	4,364,760
Series 2005, Special Facility RB (d)(g)	5.50%	01/01/24	2,000	2,159,460
New York (City of) Municipal Water Finance Authority;
Series 2005 C, Water & Sewer System RB (c)	5.00%	06/15/31	10,000	11,000,000
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	12,000	13,152,360
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	3,000	3,703,980
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	600	730,530
New York (City of) Transitional Finance Authority;
Series 2003 D, Future Tax Sec. RB (e)(f)	5.25%	02/01/13	885	892,584
Series 2004, Future Tax Sec. RB (e)(f)	5.00%	02/01/14	500	527,430
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,424,212
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	1,650	1,993,085
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/28	625	757,756
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/29	500	606,205
Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/30	500	592,420
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	4,500	5,374,845
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	2,500	2,872,050
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	13,500	16,430,040
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	1,135	1,429,169
New York (City of) Trust for Cultural Resources (American Museum of Natural History);	5.00%	07/01/44	10,890	11,600,464
Series 2004 A, Ref. RB (INS-NATL) (a)(c)
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,880	2,129,213
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB (c)	5.00%	04/01/28	2,250	2,703,060
Series 2008 1A, Ref. RB	5.00%	04/01/31	1,550	1,850,592
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society);	5.00%	02/01/34	1,000	1,048,920
Series 2004, RB (INS-NATL) (a)
New York (City of);
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.16%	08/01/20	1,000	1,000,000
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	1,140	1,380,301
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	1,140	1,379,605
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	4,050	4,994,743
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	502,116
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	10,000	11,802,700
Subseries 2008 L-1, Unlimited Tax GO Bonds (c)	5.00%	04/01/27	10,000	11,847,400
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	3,500	4,237,415

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (e)(f)	5.38%	07/01/13	$2,340	$2,408,843
Series 2009, RB	5.75%	07/01/33	540	631,476
Series 2012 A, RB	5.00%	07/01/28	2,000	2,359,340
Series 2012 A, RB	5.00%	07/01/29	1,000	1,177,830
New York (State of) Dormitory Authority (Catholic Health Services of Long Island - St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	2,200	2,262,942
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	700	946,876
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	1,750	2,447,970
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	445	626,382
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB
(INS-AGM) (a)	5.75%	11/01/40	1,255	1,523,081
New York (State of) Dormitory Authority (Cornell University);
Series 2006 A, RB (c)	5.00%	07/01/35	3,990	4,532,640
Series 2010 A, RB	5.00%	07/01/40	1,000	1,200,430
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,710,591
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	2,065	2,525,578
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	1,415	1,627,137
Series 2011 A, RB	5.13%	07/01/29	500	600,200
New York (State of) Dormitory Authority (General Purpose);
Series 2010 E, State Personal Income Tax RB	5.00%	02/15/40	500	583,940
Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,000	3,644,790
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	1,950	2,075,697
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	2,715	2,818,414
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center);
Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	3,750	5,000,775
Series 2003 1, RB (e)(f)	5.00%	07/01/13	1,000	1,028,010
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004,	5.00%	08/01/29	1,000	1,071,860
Hospital RB (INS-NATL) (a)
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group);
Series 2011 A, RB	5.00%	07/01/31	2,125	2,409,282
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,750	1,974,613
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	500	602,025
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS-AMBAC) (a)	5.50%	07/01/31	2,500	3,406,575
Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,115	1,505,105
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,454,588
Series 2011 A, RB	5.00%	05/01/32	500	576,115
Series 2011 A, RB	5.00%	05/01/41	1,000	1,137,840
Subseries 2005 A, RB	5.00%	11/01/26	2,125	2,306,985
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.50%	12/01/21	3,000	3,534,990
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (INS-AGC) (a)	5.13%	07/01/39	1,000	1,126,430
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,750	2,003,085
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	1,870	2,216,025

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	$2,500	$3,154,375
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	500	591,700
Series 2011 A, RB	5.00%	10/01/25	1,195	1,449,822
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	2,780	3,341,532
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	1,500	1,705,080
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2012 A, RB	5.00%	07/01/42	2,000	2,402,100
New York (State of) Dormitory Authority (State University Educational Facilities);
Series 1993 A, RB (INS-NATL) (a)	5.25%	05/15/15	3,600	3,878,280
Series 1993 B, RB	5.25%	05/15/19	5,010	5,732,442
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	2,755	3,230,348
Series 2011, Ref. RB	5.00%	07/01/31	1,750	2,036,913
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	2,075	2,266,875
New York (State of) Dormitory Authority (Winthrop South Nassau University Health	5.50%	07/01/13	750	772,613
System Obligated Group); Series 2003 B, RB (e)(f)
New York (State of) Dormitory Authority;
Series 1993 A, Second General City University System Consolidated RB	5.75%	07/01/13	675	696,263
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	2,980	3,353,305
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	2,500	2,877,025
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,233,820
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (j)	11.21%	04/01/20	1,500	1,508,700
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (d)	5.05%	10/01/29	1,555	1,640,665
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	1,770	2,109,858
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	410	501,434
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,189,620
Series 2012 I, General RB	5.00%	01/01/42	2,390	2,812,337
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute - Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	440	441,993
New York City Health & Hospital Corp.;
Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,018,000
Series 2010 A, Health System RB	5.00%	02/15/30	2,780	3,205,034
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	2,125	2,516,234
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	14,445	17,138,993
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	2,785	3,285,938
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,337,340
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/39	1,905	2,245,652
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,570	1,934,664
New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	975	998,634
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	896,955
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/25	2,000	2,377,400
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (a)	5.00%	07/15/26	1,000	1,057,980
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 1999 A, Airport RB (INS-NATL) (a)(d)	5.63%	04/01/29	3,570	3,610,519
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	940	1,190,773

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility);
Series 1999 A, Civic Facility RB	5.88%	12/01/29	$475	$475,451
Series 1999 B, Civic Facility RB	6.00%	12/01/19	1,180	1,182,112
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	2,435	2,751,526
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a)(d)	5.13%	12/15/28	1,000	1,021,800
Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	1,060	1,062,056
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	1,500	1,621,605
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/27	1,000	1,075,650
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (d)(e)(g)(k)	6.63%	10/01/13	1,880	1,903,895
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (k)	5.38%	01/01/27	1,950	1,994,694
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,038,930
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	1,035	1,177,468
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	500	556,010
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	1,000	1,025,400
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	750	902,363
Triborough Bridge & Tunnel Authority; Series 2003 A, Sub. RB (INS-AMBAC) (a)	5.00%	11/15/28	1,500	1,563,840
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/30	2,500	2,893,075
Series 2010 A, RB	5.13%	09/01/40	985	1,120,388
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	2,000	1,708,600
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	1,660	1,402,003
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,166,780
Series 2009 A, Ref. RB	5.00%	07/01/26	815	946,321
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Community Mortgage RB (e)(f)	6.50%	01/01/13	3,000	3,016,290
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	2,750	2,326,968
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,278,096
				453,177,173

Puerto Rico–8.14%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	689,260
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.00%	07/01/28	1,000	1,037,160
Series 2008 WW, RB	5.25%	07/01/33	2,100	2,185,890
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,106,310
Series 2010 XX, RB	5.75%	07/01/36	1,000	1,073,890
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/27	1,000	1,036,170
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	1,525	1,682,441
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (e)(f)	5.25%	07/01/14	75	80,701

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.75%	08/01/37	$870	$970,972
First Subseries 2009 A, RB	6.38%	08/01/39	1,500	1,751,055
First Subseries 2010, Conv. CAB RB (b)	0.00%	08/01/33	415	372,056
First Subseries 2010 A, CAB RB (b)	0.00%	08/01/34	1,000	316,770
First Subseries 2010 A, CAB RB (b)	0.00%	08/01/35	2,500	739,825
First Subseries 2010 A, RB	5.38%	08/01/39	1,180	1,281,350
First Subseries 2010 C, RB	5.25%	08/01/41	1,325	1,425,687
Series 2011 C, RB (c)	5.00%	08/01/40	3,420	3,791,138
Series 2011 C, RB (c)	5.25%	08/01/40	5,700	6,424,185
				25,964,860

Guam–3.08%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	860	984,975
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	572,840
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	1,020	1,148,357
Series 2012 A, Ref. RB	5.00%	10/01/34	1,370	1,565,321
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,500	3,732,015
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	435	497,422
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,125	1,302,199
				9,803,129

Virgin Islands–1.57%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,235	1,239,582
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,880	2,239,362
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	555,875
Series 2012 A, RB (k)	4.00%	10/01/22	920	961,713
				4,996,532
TOTAL INVESTMENTS(l)–154.94% (Cost $443,226,360)				493,941,694

Floating Rate Note Obligations–(28.32)%

Notes with interest rates ranging from 0.15% to 0.22% at 11/30/12, and contractual maturities of collateral ranging from 11/01/25 to 07/01/44 (See Note 1D) (m)				(90,270,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.36)%				(90,400,000)
OTHER ASSETS LESS LIABILITIES–1.74%				5,521,801
NET ASSETS–100.00%				$318,793,495

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGC	—Assured Guaranty Corp.	PILOT	—Payment-in-Lieu-of-Tax
AGM	—Assured Guaranty Municipal Corp.	Radian	—Radian Asset Assurance, Inc.
AMBAC	—American Municipal Bond Assurance Corp.	RB	—Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	Ref.	—Refunding
CAB	—Capital Appreciation Bonds	Sec.	—Secured
CIFG	—CIFG Assurance North America, Inc.	SGI	—Syncora Guarantee, Inc.
Conv.	—Convertible	Sr.	—Senior
GO	—General Obligation	Sub.	—Subordinated
INS	—Insurer	TAN	—Tax Anticipation Notes
LOC	—Letter of Credit	VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,508,700 which represents 0.47% of the Trust’s Net Assets.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $4,860,302, which represented 1.52% of the Trust’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
National Public Finance Guarantee Corp.	7.4%

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $168,372,591 are held by Dealer Trusts and serve as collateral for the $90,270,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Trust for Investment Grade New York Municipals

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$493,941,694	$--	$493,941,694

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $36,490,537 and $16,995,860, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,584,879
Aggregate unrealized (depreciation) of investment securities	(2,000,178)
Net unrealized appreciation of investment securities	$51,584,701
Cost of investments for tax purposes is $442,356,993.

Invesco Trust for Investment Grade New York Municipals

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade New York Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286644

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.